FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 8. FAIR VALUE MEASUREMENTS

The Company analyzes all financial instruments with features of both liabilities and equity under the FASB accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts and other receivables, prepaid and other current assets, accounts payable, accrued expenses, and loan payable, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Note 7. FAIR VALUE MEASUREMENTS

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, prepaid and other expenses, accounts payable, and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments. There are no assets and liabilities that are measured at fair value at December 31, 2022. The table below summarizes the Company’s assets and liabilities that are measured at fair value at December 31, 2021:

	Fair value measured at December 31, 2021
	Total at December 31, 2021	Quoted Prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Convertible notes payable	$11,152,151	—	—	$11,152,151

A description of the valuation techniques and the values used for significant unobservable inputs to derive fair value measurements for those assets and liabilities measured at fair value at December 31, 2021:

	Fair value	Valuation technique	Unobservable Input	Range (weighted average)
Convertible notes payable at 12/31/21	$11,152,151	Risky Put + Stock Payoff	Probability weighting assigned to automatic and optional conversion scenarios	90%/10%
			Applied discount rate	79.1%
			Common share class volatility	46.1%
			Preferred stock class volatility	3.9%
			Negotiation discount	1.6%

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021

The Company transferred $325,000 of convertible notes payable from level 3 to level 2 during the year ended December 31, 2022, to account for notes that were not converted at the time of the Company’s IPO. During the fourth quarter of 2022, these notes, together with the related accrued interest, were repaid in full. See Note 8. There were no transfers into or out of level 3 during the year ended December 31, 2021. The Company issued a total of $0.7 million and $3.3 million in convertible notes for the years ended December 31, 2022, and 2021, respectively, which are included in level 3 liabilities. The following table summarizes the fair values of convertible note payables and the change in fair value at each measurement date:

Fair value of convertible notes payable at December 31, 2020	$9,767,461
Convertible notes payable issued	3,295,000
Debt discount for warrants issued	(1,665,956)
Accretion of debt issuance costs	480,574
Change in fair value of convertible notes payable	(724,928)
Fair value of convertible notes payable at December 31, 2021	$11,152,151
Additional convertible notes payable issued	724,000
Repayment of convertible notes payable	(100,000)
Debt discount for warrants issued	(870,245)
Accretion of debt issuance costs	2,055,627
Change in fair value of convertible notes payable	1,866,922
Transfer from level 3 to level 2	(325,000)
Conversion of convertible notes payable into common stock	(14,503,455)
Fair value of convertible notes payable at December 31, 2022	$—